UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended September 30, 2002

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Stephen H. Mortonson
Title:	Senior Vice President
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Stephen H. Mortonson  Milwaukee, Wisconsin  October 30, 2002

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	48

Form 13F Information Table Value Total:	$456,279

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   com              002824100      421 10416.00 SH       SOLE                 10416.00
AFLAC INC COM                  com              001055102      207  6748.00 SH       SOLE                  6748.00
AMERICAN INTL GRP              com              026874107    22187 405612.06SH       SOLE                405612.06
APOLLO GROUP                   com              037604105    30619 705020.00SH       SOLE                705020.00
AUTOMATIC DATA PROCESSING      com              053015103    27437 789098.00SH       SOLE                789098.00
BERKSHIRE HATHAWAY CL B        com              846702074      352   143.00 SH       SOLE                   143.00
BIOMET INC                     com              090613100    14656 550347.00SH       SOLE                550347.00
BP AMOCO PLC ADR               com              055622104      309  7740.00 SH       SOLE                  7740.00
CARDINAL HEALTH                com              14149y108     9118 146588.00SH       SOLE                146588.00
CHOICEPOINT INC                com              170388102     6490 182111.01SH       SOLE                182111.01
CINTAS CORP                    com              172908105    24429 582754.00SH       SOLE                582754.00
CITIGROUP INC                  com              172967101    11156 376266.79SH       SOLE                376266.79
COCA-COLA CO                   com              191216100      894 18637.38 SH       SOLE                 18637.38
CONCORD E F S INC              com              206197105    11618 731585.00SH       SOLE                731585.00
COX COMM INC CL A              com              224044107    11663 474284.00SH       SOLE                474284.00
EMERSON ELEC                   com              291011104      653 14860.00 SH       SOLE                 14860.00
EXPEDITORS INTL OF WASHINGTON  com              302130109     4633 165810.00SH       SOLE                165810.00
EXXON MOBIL CORP               com              30231g102     1402 43937.00 SH       SOLE                 43937.00
FIRST DATA CORP                com              319963104      229  8200.00 SH       SOLE                  8200.00
FISERV                         com              337738108    17505 623394.00SH       SOLE                623394.00
GENERAL ELECTRIC               com              369604103    12052 488931.95SH       SOLE                488931.95
HARLEY DAVIDSON                com              412822108    17931 386025.88SH       SOLE                386025.88
ILLINOIS TOOL WORKS            com              452308109    14759 253026.00SH       SOLE                253026.00
IMS HEALTH INC                 com              449934108     7518 502188.53SH       SOLE                502188.53
INTEL CORP                     com              458140100      192 13798.00 SH       SOLE                 13798.00
JOHNSON & JOHNSON              com              478160104    16682 308468.00SH       SOLE                308468.00
KOHLS CORP                     com              500255104      593  9753.00 SH       SOLE                  9753.00
MARSHALL & ILSLEY              com              571834100      320 11478.00 SH       SOLE                 11478.00
MCLEODUSA INC CL A NEW         com              582266102        6 19579.00 SH       SOLE                 19579.00
MCLEODUSA INC ESCROW           com              582266995        7 334203.00SH       SOLE                334203.00
MEDTRONIC INC                  com              585055106    35938 853228.30SH       SOLE                853228.30
MERCK & CO                     com              589331107     1622 35476.00 SH       SOLE                 35476.00
MICROSOFT CORP                 com              594918104    13252 302976.00SH       SOLE                302976.00
NORTHERN TRUST                 com              665859104    15708 416664.00SH       SOLE                416664.00
OMNICOM GROUP INC              com              681919106     8063 144802.97SH       SOLE                144802.97
PATTERSON DENTAL CO            com              703412106    17572 343335.00SH       SOLE                343335.00
PAYCHEX INC                    com              704326107    19512 803934.99SH       SOLE                803934.99
PEPSICO INC                    com              713448108      203  5481.00 SH       SOLE                  5481.00
PFIZER INC                     com              717081103    32569 1122304.24SH      SOLE               1122304.24
SARA LEE CORP                  com              803111103      285 15600.00 SH       SOLE                 15600.00
SBC COMMUNICATIONS             com              78387g103      223 11084.00 SH       SOLE                 11084.00
SYSCO CORP                     com              871829107    29149 1026744.00SH      SOLE               1026744.00
TRAVELERS PROP & CAS CORP CL A com              89420g109      204 15459.22 SH       SOLE                 15459.22
TRAVELERS PROP & CAS CORP CL B com              89420g406      438 32357.07 SH       SOLE                 32357.07
US BANCORP DEL NEW             com              902973304      313 16855.00 SH       SOLE                 16855.00
WALGREEN CO COM                com              931422109    14641 475981.45SH       SOLE                475981.45
WELLS FARGO & CO               com              949746101      351  7298.00 SH       SOLE                  7298.00
WYETH COM                      com              983024100      200  6300.00 SH       SOLE                  6300.00